NOTES PAYABLE NET	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
NOTES PAYABLE NET
NOTE 7 — NOTES PAYABLE, NET
Notes payable, net consisted of the unsecured promissory notes, net of discount amounting to $0.9 million as of December 31, 2021. The unsecured promissory notes were paid off in full as of December 31, 2022.
On October 31, 2018, in conjunction with an acquisition, the Company entered into an unsecured promissory note with the seller in the amount of $5.5 million. Periodic payments on this note are due as follows, $1.5 million on February 1, 2019; $1.0 million annually on October 31 beginning in 2019, and through 2022. There is no stated interest rate in the agreement; therefore, management imputed an interest rate of 5.2% and recorded a discount of $0.5 million on the note and will accrete the discount to interest expense over the term of the note. The effective interest rate on the note is 10.91%. At December 31, 2021, the outstanding balance, net of the unamortized discount of $58 thousand, was $0.9 million. The note matured and was paid in full, including the unamortized discount, on October 31, 2022.

On April 23, 2018, the Company entered into a term loan with a financial institution. At December 31, 2020, the interest rate on the term loan was 4.65%. Periodic payments on this note are due monthly in the amount of $0.1 million commencing on July 23, 2018 with the balance due on the maturity date. Originally, the term loan matured on April 22, 2022. In conjunction with the eighth amendment, starting July 1, 2021, the monthly payments were increased to $0.4 million and continued until the loan was paid off in December 2021. This note was collateralized by the assets of Premium Tools LLC. Under the original terms of the credit facility, the Company was obligated to prepay the term loan based upon the excess cash flow calculation, as defined in the agreement. This requirement was waived for 2019 and 2020 in the eighth amendment. This loan balance was paid off in full as of December 31, 2021.
As of December 31, 2022, there are no future minimum payments related to notes payable, net.